Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance

As required, below is disclosure of the compensation of the Company’s Named Executive Officers, or NEOs, for the last three fiscal years calculated in accordance with the recently adopted Item 402(v) of Regulation
S-K.
Item 402(v) requires disclosure of “compensation actually paid” based on calculations that report changes in the fair value of equity awards granted in prior years, granted during the fiscal year, and
vesting
during the fiscal year, but that do not reflect the actual amount of compensation earned or received by any of the NEOs during the fiscal year.
For information about our compensation philosophy and how we align executive compensation with our performance, please see our Compensation Discussion and Analysis.

Year					Value of Initial Fixed $100 Investment Based on:
	Summary Compensation Table Total for CEO($)	Compensation Actually Paid to CEO($) (1)(2)	Average Summary Compensation Table Total for non-CEO Named Executive Officers($)	Average Compensation Actually Paid to Non-CEO Named Executive Officers (1)(2)	Amgen Total Shareholder Return($) (3)	Peer Group Total Shareholder Return($) (3)(4)	Net Income ($M)	Non-GAAP EPS($) (5)
2022	21,399,733	41,655,553	7,211,427	12,777,767	119.07	140.14	6,552	17.69
2021	21,721,154	17,040,728	7,358,134	5,869,521	98.87	126.48	5,893	17.10
2020	20,131,408	14,724,312	6,736,942	5,571,375	98.01	102.57	7,264	16.60

(1)
As the valuation methods for “compensation actually paid” required by the SEC differ from those required in the Summary Compensation Table (“SCT”), the table below provides a reconciliation of SCT amounts to the Compensation Actually Paid (“CAP”) amounts in the Pay Versus Performance table for Mr. Bradway and the average SCT and CAP amounts for our other NEOs for each of the last three fiscal years. The other non-CEO
NEOs for each of 2022, 2021, and 2020 include Messrs. Gordon, Griffith, and Santos and Dr. Reese.

Summary Compensation Table to Compensation Actually Paid Reconciliation Table

			Required Adjustments to Summary Compensation Table (“SCT”) Totals to Determine Compensation Actually Paid (“CAP”)
	Year	SCT Total($)	SCT Value of Stock Awards($)	SCT Value of Option Awards( $)	Fair Value as of Year End of Equity Awards Granted During the Year($)	Year-Over-Year Increase (Decrease) in Fair Value as of Year End of Unvested Awards Granted in Prior Years($)	Increase (Decrease) From Prior Year End in Fair Value of Awards That Vested During the Year($)	CAP Formula and Results($)

		A	B	C	D	E	F	G=A-B-C+D+E+F
Robert A. Bradway	2022	21,399,733	11,138,544	4,773,714	20,800,961	11,751,273	3,615,844	41,655,553
	2021	21,721,154	11,138,622	4,773,710	13,805,997	(2,572,161)	(1,930)	17,040,728
	2020	20,131,408	10,079,676	4,319,993	13,341,787	(3,546,758)	(802,456)	14,724,312
Average of Other NEOs	2022	7,211,427	3,184,719	1,364,984	5,947,522	3,219,024	949,497	12,777,767
	2021	7,358,134	3,246,014	1,391,226	4,023,392	(640,566)	(234,199)	5,869,521
	2020	6,736,942	2,834,702	1,214,968	3,752,153	(650,362)	(217,688)	5,571,375

(2)
Stock option fair values are calculated at each measurement date using a Black-Scholes valuation model, consistent with the approach used to value the awards at the grant date. Stock option fair values as of each measurement date were determined using updated assumptions (the closing stock price of our Common Stock as of the measurement date, risk-free interest rate, expected life, expected volatility of the price of our Common Stock, and expected dividend yield) and fair value increases are primarily driven by an increase in the price of the Company’s Common Stock.

Performance unit fair values are calculated using a payout simulation model, consistent with the approach used to value the awards at the grant date. Performance unit fair values as of each measurement date were determined using updated assumptions (risk-free interest rate, volatility of the price of our Common Stock, the closing price of our Common Stock on the measurement date, volatilities of the prices of the stocks of the Reference Group (as defined in footnote 3 to the “Grant of Plan-Based Awards” table in our Executive Compensation Tables), and the correlations of returns of our Common Stock and the stocks of the Reference Group to simulate total shareholder returns and their resulting impact on the payout percentages based on the contractual terms of the performance units) and fair value increases are primarily driven by an increase in the price of the Company’s Common Stock.

(3)
Pursuant to the SEC rules, total shareholder return, or TSR, reflects an initial investment of $100 on December 31, 2019. All values assume reinvestment of the pretax value of dividends, are calculated as of December 31 of each year, and are weighted according to the respective issuers’ stock market capitalization at the beginning of each period for which a return is indicated.

(4)
The peer group for each listed fiscal year consists of the companies listed as our executive compensation benchmarking peer group in the Compensation Discussion and Analysis specific for that year. For 2020, the companies included: Allergan plc (until July 2020); Abbvie, Inc.; AstraZeneca plc; Biogen Inc.; Bristol Myers Squibb Company; Celgene Corporation (until July 2020); Eli Lilly and Company; Gilead Sciences, Inc.; GlaxoSmithKline plc.; Johnson & Johnson; Merck & Co., Inc.; Novartis AG; Pfizer Inc.; Regeneron Pharmaceuticals, Inc.; Roche Holding AG; and Sanofi S.A.. For 2021 and 2022, the peer group included: Abbvie, Inc.; AstraZeneca plc; Biogen Inc.; Bristol Myers Squibb Company; Eli Lilly and Company; Gilead Sciences, Inc.; GlaxoSmithKline plc.; Johnson & Johnson; Merck & Co., Inc.; Novartis AG; Pfizer Inc.; Regeneron Pharmaceuticals, Inc.; Roche Holding AG; and Sanofi S.A.

(5)	Non-Generally Accepted Accounting Principles, or non-GAAP, earnings per share for purposes of the Company selected measure is reported and reconciled in Appendix B .

Company Selected Measure Name	non-GAAP, earnings per share
Named Executive Officers, Footnote [Text Block]	The other non-CEO NEOs for each of 2022, 2021, and 2020 include Messrs. Gordon, Griffith, and Santos and Dr. Reese.
Peer Group Issuers, Footnote [Text Block]	The peer group for each listed fiscal year consists of the companies listed as our executive compensation benchmarking peer group in the Compensation Discussion and Analysis specific for that year. For 2020, the companies included: Allergan plc (until July 2020); Abbvie, Inc.; AstraZeneca plc; Biogen Inc.; Bristol Myers Squibb Company; Celgene Corporation (until July 2020); Eli Lilly and Company; Gilead Sciences, Inc.; GlaxoSmithKline plc.; Johnson & Johnson; Merck & Co., Inc.; Novartis AG; Pfizer Inc.; Regeneron Pharmaceuticals, Inc.; Roche Holding AG; and Sanofi S.A.. For 2021 and 2022, the peer group included: Abbvie, Inc.; AstraZeneca plc; Biogen Inc.; Bristol Myers Squibb Company; Eli Lilly and Company; Gilead Sciences, Inc.; GlaxoSmithKline plc.; Johnson & Johnson; Merck & Co., Inc.; Novartis AG; Pfizer Inc.; Regeneron Pharmaceuticals, Inc.; Roche Holding AG; and Sanofi S.A.
PEO Total Compensation Amount	$ 21,399,733	$ 21,721,154	$ 20,131,408
PEO Actually Paid Compensation Amount	$ 41,655,553	17,040,728	14,724,312
Adjustment To PEO Compensation, Footnote [Text Block]
Summary Compensation Table to Compensation Actually Paid Reconciliation Table

			Required Adjustments to Summary Compensation Table (“SCT”) Totals to Determine Compensation Actually Paid (“CAP”)
	Year	SCT Total($)	SCT Value of Stock Awards($)	SCT Value of Option Awards( $)	Fair Value as of Year End of Equity Awards Granted During the Year($)	Year-Over-Year Increase (Decrease) in Fair Value as of Year End of Unvested Awards Granted in Prior Years($)	Increase (Decrease) From Prior Year End in Fair Value of Awards That Vested During the Year($)	CAP Formula and Results($)

		A	B	C	D	E	F	G=A-B-C+D+E+F
Robert A. Bradway	2022	21,399,733	11,138,544	4,773,714	20,800,961	11,751,273	3,615,844	41,655,553
	2021	21,721,154	11,138,622	4,773,710	13,805,997	(2,572,161)	(1,930)	17,040,728
	2020	20,131,408	10,079,676	4,319,993	13,341,787	(3,546,758)	(802,456)	14,724,312
Average of Other NEOs	2022	7,211,427	3,184,719	1,364,984	5,947,522	3,219,024	949,497	12,777,767
	2021	7,358,134	3,246,014	1,391,226	4,023,392	(640,566)	(234,199)	5,869,521
	2020	6,736,942	2,834,702	1,214,968	3,752,153	(650,362)	(217,688)	5,571,375

Non-PEO NEO Average Total Compensation Amount	$ 7,211,427	7,358,134	6,736,942
Non-PEO NEO Average Compensation Actually Paid Amount	$ 12,777,767	5,869,521	5,571,375
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Summary Compensation Table to Compensation Actually Paid Reconciliation Table

			Required Adjustments to Summary Compensation Table (“SCT”) Totals to Determine Compensation Actually Paid (“CAP”)
	Year	SCT Total($)	SCT Value of Stock Awards($)	SCT Value of Option Awards( $)	Fair Value as of Year End of Equity Awards Granted During the Year($)	Year-Over-Year Increase (Decrease) in Fair Value as of Year End of Unvested Awards Granted in Prior Years($)	Increase (Decrease) From Prior Year End in Fair Value of Awards That Vested During the Year($)	CAP Formula and Results($)

		A	B	C	D	E	F	G=A-B-C+D+E+F
Robert A. Bradway	2022	21,399,733	11,138,544	4,773,714	20,800,961	11,751,273	3,615,844	41,655,553
	2021	21,721,154	11,138,622	4,773,710	13,805,997	(2,572,161)	(1,930)	17,040,728
	2020	20,131,408	10,079,676	4,319,993	13,341,787	(3,546,758)	(802,456)	14,724,312
Average of Other NEOs	2022	7,211,427	3,184,719	1,364,984	5,947,522	3,219,024	949,497	12,777,767
	2021	7,358,134	3,246,014	1,391,226	4,023,392	(640,566)	(234,199)	5,869,521
	2020	6,736,942	2,834,702	1,214,968	3,752,153	(650,362)	(217,688)	5,571,375

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

(1)

Compensation Actually Paid vs. Net Income [Text Block]

(2)

Compensation Actually Paid vs. Company Selected Measure [Text Block]

(3)

Total Shareholder Return Vs Peer Group [Text Block]

(1)

Tabular List [Table Text Block]
2022 Performance Measures
Pursuant to Item 402(v) of
Regulation S-K,
the Compensation Committee identified the following financial and non-financial
performance measures used in our long-term and annual incentive programs as representing the most important performance measures used to link “compensation actually paid” in 2022 to the Company’s performance.

• Non-GAAP earnings per share (EPS) • Non-GAAP return on invested capital (ROIC) • Total shareholder return (TSR) relative to that of the S&P 500 • Revenues	• Non-GAAP net income • Pipeline, clinical study, and regulatory goals • Environmental, social, and governance goals

Total Shareholder Return Amount	$ 119.07	98.87	98.01
Peer Group Total Shareholder Return Amount	140.14	126.48	102.57
Net Income (Loss)	$ 6,552,000,000	$ 5,893,000,000	$ 7,264,000,000
Company Selected Measure Amount	17.69	17.1	16.6
PEO Name	Mr. Bradway
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP earnings per share (EPS)
Non-GAAP Measure Description [Text Block]	Non-Generally Accepted Accounting Principles, or non-GAAP, earnings per share for purposes of the Company selected measure is reported and reconciled in Appendix B .
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP return on invested capital (ROIC)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Total shareholder return (TSR) relative to that of the S&P 500
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Revenues
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP net income
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Pipeline, clinical study, and regulatory goals
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name	Environmental, social, and governance goals
PEO [Member] | SCT Value Of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 11,138,544	$ 11,138,622	$ 10,079,676
PEO [Member] | SCT Value Of Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,773,714	4,773,710	4,319,993
PEO [Member] | Fair Value As Of Year End Of Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	20,800,961	13,805,997	13,341,787
PEO [Member] | Year Over Year Increase Decrease In Fair Value As Of Year End Of Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	11,751,273	(2,572,161)	(3,546,758)
PEO [Member] | Increase Decrease From Prior Year End In Fair Value Of Awards That Vested During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,615,844	(1,930)	(802,456)
Non-PEO NEO [Member] | SCT Value Of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,184,719	3,246,014	2,834,702
Non-PEO NEO [Member] | SCT Value Of Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,364,984	1,391,226	1,214,968
Non-PEO NEO [Member] | Fair Value As Of Year End Of Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,947,522	4,023,392	3,752,153
Non-PEO NEO [Member] | Year Over Year Increase Decrease In Fair Value As Of Year End Of Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,219,024	(640,566)	(650,362)
Non-PEO NEO [Member] | Increase Decrease From Prior Year End In Fair Value Of Awards That Vested During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 949,497	$ (234,199)	$ (217,688)